S-K 1603(a) SPAC Sponsor	Oct. 22, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, Idea Tender LLC, and our other initial shareholders currently hold an aggregate of 10,062,500 Class B ordinary shares (up to 1,312,500 of which are subject to forfeiture by the sponsor depending on the extent to which the underwriters’ over-allotment option is exercised) that were purchased for an aggregate purchase price of $25,000, or approximately $0.002 per share. The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, concurrently with or immediately following the consummation of our initial business combination, or at any time prior thereto at the option of the holders thereof, on a one-for-one basis, subject to adjustment as provided herein. If we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the warrants). In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts issued in this offering and related to the closing of our initial business combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 20% of the sum of (i) the total number of all ordinary shares outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriters), plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent warrants issued to our sponsor or any of its affiliates or to our officers and directors upon conversion of working capital loans) minus (iii) any redemptions of Class A ordinary shares by public shareholders prior to or in connection with an initial business combination, provided, that in no event shall the conversion ratio be less than one-to-one. Such adjustments may result in a material dilution to our public shareholders. Prior to the closing of our initial business combination, only holders of our Class B ordinary shares (i) will have the right to appoint and remove directors prior to or in connection with the completion of our initial business combination and (ii) will be entitled to vote on continuing our company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend our constitutional documents or to adopt new constitutional documents, in each case, as a result of our approving a transfer by way of continuation to a jurisdiction outside the Cayman Islands). On any other matters submitted to a vote of our shareholders prior to or in connection with the completion of our initial business combination, holders of the Class B ordinary shares and holders of the Class A ordinary shares will vote together as a single class, except as required by law.
Trevor Harries Jones [Member]
SPAC Sponsor [Line Items]
Material Roles and Responsibilities [Text Block]

Trevor Harries-Jones, 52, has served as our Chief Executive Officer and on our board of directors since September 2025. Mr. Harries-Jones is an experienced leader, with over 20 years of experience in the SaaS industry. Between May 2008 and March 2012, Mr. Harries-Jones served as the President and Chief Operating Officer at Yola, Inc., a website builder and website hosting company. Between March 2012 and October 2021, he served as its Chief Executive Officer. During his tenure, Mr. Harries-Jones was responsible for the overall management of Yola, Inc. and its operational and strategic goals. Since October 2021, Mr. Harries-Jones has served as the Chief Operating Officer of OTOY Inc., a cloud graphics company servicing the media and entertainment industries. As Chief Operating Officer, Mr. Harries-Jones oversees OTOY Inc.’s daily operations, facilitating the execution of OTOY Inc.’s strategic agenda. Since November 2022, Mr. Harries-Jones has served on the board of Render Network Foundation. Mr. Harries-Jones also served on the board of Yola, Inc. between May 2008 and April 2025. Mr. Harries-Jones is a graduate from the University of Cape Town, a Certified Public Accountant and a member of the South African Institute of Chartered Accountants. We believe Mr. Harries-Jones’ extensive experience in business strategy, corporate finance and the SaaS industry makes him well-qualified to serve on our board of directors.

Ryan Shea [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Ryan Shea, our Chief Operating Officer, will serve on the board of directors of Meshflow Acquisition Corp., a special purpose acquisition company that is currently in the process of consummating its initial public offering, upon the consummation of that offering.

Material Roles and Responsibilities [Text Block]

Ryan Shea, 24, has served as our Chief Operating Officer and on our board of directors since September 2025. Early in his career, Mr. Shea gained experience in the blockchain ecosystem through positions at Radar Relay, an acquired decentralized exchange built on Ethereum, where he worked as a Research Analyst between October 2018 and October 2019 Between June 2019 and November 2022, Mr. Shea  was Head of Special Projects at Solana Labs, where he focused on business development, product engineering, operations, and community development for the Solana protocol. During his tenure, Mr. Shea was instrumental in scaling the Solana protocol and ecosystem from before its initial launch well into its subsequent expansion. Since December 2022, Mr. Shea has served as Head of Product at Render Network Foundation. The Render Network, a leading decentralized computer network, was created in 2018 on Ethereum. Mr. Shea led Render’s upgrade process from Ethereum to the Solana network, and now is instrumental in its further expansion into the AI market. Since October 2022, Mr. Shea has also served as the Chief Executive Officer of Nation Builders, Inc, a company that develops software tools for cryptocurrency enterprises. Mr. Shea is a graduate of Yale University. We believe Mr. Shea’s comprehensive experience in blockchain technology, demonstrated leadership in scaling technology platforms, and expertise in product development makes him well-qualified to serve on our board of directors.

Nathan Clark [Member]
SPAC Sponsor [Line Items]
Material Roles and Responsibilities [Text Block]

Nathan Clark, 46, has served as our Chief Financial Officer since September 2025. Mr. Clark is an experienced finance professional who has held various leadership roles and is well versed in financial and SEC reporting; budgeting, forecasting and modeling; and auditing, internal control and compliance. Mr. Clark started his career at PricewaterhouseCoopers LLP, working as a Public Accounting associate between September 2001 and July 2004. Between July 2004 and March 2010, Mr. Clark worked at OpenTV (formerly Nasdaq:OPTV), an entertainment technology company, where he worked as Revenue Manager and Director of Finance.  Following the acquisition of OpenTV by The Kudelski Group (SIX:KUD.S), he worked at Nagravision, a media and security technology division of the Kudelski Group, between March 2010 and April 2019, as Director of Finance Controlling. Between April 2019 and December 2019, Mr. Clark served as Director of Finance at Ondello Inc., a telehealth company. Mr. Clark then worked as an independent financial and accounting consultant between January 2020 and March 2021, before rejoining Ondello Inc. in March 2021 as Head of Finance. Mr. Clark is a graduate of the University of California, Santa Cruz and a Certified Public Accountant.

Eugene "Rod" Roddenberry Jr [Member]
SPAC Sponsor [Line Items]
Material Roles and Responsibilities [Text Block]

Eugene “Rod” Roddenberry Jr., 51, will serve on our board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. Mr. Roddenberry has served as Chief Executive Officer of Roddenberry Entertainment, an entertainment production company, since 2001. In this capacity, Mr. Roddenberry oversees the development and production of multimedia science fiction properties spanning television, film, publishing, and digital media. Mr. Roddenberry is also an executive producer on multiple Star Trek television series, including Star Trek: Discovery, Star Trek: Picard, Star Trek: Strange New Worlds, Star Trek: Lower Decks, Star Trek: Prodigy, and the upcoming Star Trek: Starfleet Academy. Under Mr. Roddenberry’s leadership, Roddenberry Entertainment has expanded its portfolio to include graphic novels, comics, podcasts, and other media properties. We believe Mr. Roddenberry’s leadership experience and his proven track record in the entertainment industry make him well-qualified to serve on our board of directors.

Jules Urbach [Member]
SPAC Sponsor [Line Items]
Material Roles and Responsibilities [Text Block]

Jules Urbach, 51, will serve on our board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. Mr. Urbach has over 25 years of industry experience in computer graphics, streaming, and 3D rendering. Since May 2010, Mr. Urbach has served as the Chief Executive Officer and the sole director of OTOY Inc., a cloud graphics company servicing the media and entertainment industries. As Chief Executive Officer, Mr. Urbach sets the strategic vision of OTOY Inc. and is the chief architect of its technology roadmap. Mr. Urbach also serves as the Chief Executive Officer of other related enterprises, including LightStage, LLC, OTOY New Zealand Limited, OTOY Netherlands B.V., OTOY International SEZC (where he also serves as the Chairman of the board) and OTOY Entertainment Inc (where he also serves as the sole director). We believe Mr. Urbach’s extensive experience in the computer graphics, streaming and 3D rendering industries makes him well-qualified to serve on our board of directors.

Vinny Lingham [Member]
SPAC Sponsor [Line Items]
Material Roles and Responsibilities [Text Block]

Vinny Lingham, 46, will serve on our board of directors upon the effectiveness of the registration statement of which this prospectus forms a part. Mr. Lingham has extensive experience in the cryptocurrency and blockchain industries. Between December 2017 and January 2021, Mr. Lingham served as a General Partner at Multicoin Capital, a firm that invests in cryptocurrencies, tokens and blockchain companies. Since January 2016, Mr. Lingham has served as the Executive Chairman of Civic, an identity management company, which he also co-founded. Since January 2018, Mr. Lingham has served as the Chairman of Identity.com, a nonprofit that provides digital identity solutions for individuals and businesses. In addition, since March 2022, Mr. Lingham has served as the Chairman of Rumi.ai, an AI-driven platform that operates in the virtual meeting space. Mr. Lingham has a degree from the University of South Africa. We believe Mr. Lingham’s comprehensive experience in cryptocurrency, blockchains and decentralized technologies makes him well-qualified to serve on our board of directors.

Idea Tender LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Idea Tender LLC
SPAC Sponsor Form of Organization	Limited Liability Company